Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)		Discrete
	Electrification	Automation	Process	Power	Corporate
	Products	and Motion	Automation	Grids	and Other	Total
Cost at January 1, 2015	2,970	3,766	1,546	1,748	41	10,071
Accumulated impairment charges	—	—	—	—	(18)	(18)

Balance at January 1, 2015	2,970	3,766	1,546	1,748	23	10,053

Goodwill acquired during the year	4	24	6	—	—	34
Goodwill allocated to disposals	—	—	—	(23)	(1)	(24)
Exchange rate differences and other	(203)	(92)	(34)	(62)	(1)	(392)

Balance at December 31, 2015	2,771	3,698	1,518	1,663	21	9,671

Goodwill acquired during the year	—	12	—	—	—	12

Goodwill allocated to assets held for sale	—	—	—	(105)	—	(105)
Exchange rate differences and other	(4)	(49)	(13)	(11)	—	(77)

Balance at December 31, 2016	2,767	3,661	1,505	1,547	21	9,501

Intangible assets other than goodwill

	December 31,
	2016			2015
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
($ in millions)	amount	amortization	amount	amount	amortization	amount
Capitalized software for internal use	712	(596)	116	692	(567)	125

Capitalized software for sale	409	(365)	44	401	(357)	44
Intangibles other than software:
Customer-related	2,500	(904)	1,596	2,517	(767)	1,750
Technology-related	755	(660)	95	790	(585)	205
Marketing-related	291	(159)	132	308	(140)	168
Other	34	(21)	13	67	(22)	45

Total	4,701	(2,705)	1,996	4,775	(2,438)	2,337

Schedule of additions to intangible assets other than goodwill
($ in millions)	2016	2015
Capitalized software for internal use	39	63

Capitalized software for sale	18	15
Intangibles other than software:
Technology-related	1	33

Total	58	111

Amortization expense of intangible assets other than goodwill
($ in millions)	2016	2015	2014
Capitalized software for internal use	57	60	72

Capitalized software for sale	25	21	20
Intangibles other than software	287	315	362

Total	369	396	454

Future amortization expense of intangible assets other than goodwill
($ in millions)
2017	284

2018	233
2019	189
2020	170
2021	145
Thereafter	975

Total	1,996